Expenses by nature - Share based payment expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Expense from share based payment	£ 23,189	£ 111,996	£ 96
Enterprise Management Initiative
Expenses by nature
Expense from share based payment	7,858	156	£ 96
2021 Incentive Plan
Expenses by nature
Expense from share based payment	14,512
Issuance of Z-Shares to American
Expenses by nature
Expense from share based payment		16,739
Capital reorganization
Expenses by nature
Expense from share based payment	84,712	84,712
Issuance of PIPE shares to suppliers and partners
Expenses by nature
Expense from share based payment	£ 819	£ 10,389